Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Crude oil	$ 6,090	$ 6,509
Materials and spares	6,289	4,058
Inventories	$ 12,379	$ 10,567